OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2020	2019
Prepaid expenses	1,810	2,087
Indemnity amount receivables	17,325	8,200
Other receivables	1,797	1,607
	20,932	11,894